Cover	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Westlake Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32260
Entity Tax Identification Number	76-0346924
Entity Address, Address Line One	5444 Westheimer
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	960-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001262823
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WLK
Security Exchange Name	NYSE
Common Stock | NYSE TEXAS, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WLK
Security Exchange Name	NYSETX
One Point Six Two Five Percentage Senior Notes Due Twenty Twenty Nine [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2029
Trading Symbol	WLK29
Security Exchange Name	NYSE